Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Shareholders Equity [Line Items]
Summary of Dividends Paid

Dividend No.	Type of Dividend	Agreement date	Payment Date	Total Amount ThCh$	CLP per Share	Charged to Fiscal
10	Eventual	04-28-2021	05-28-2021	212,853,281	3.0774	(1)
11	Provisional	11-26-2021	01-28-2022	7,260,512	0.10497	2021
12	Definitive	04-27-2022	05-27-2022	18,285,678	0.26437	2021
13	Provisional	11-25-2022	01-27-2023	22,416,356	0.32409	2022
14	Definitive	04-26-2023	05-26-2023	353,208,322	5.10663	2022
15	Provisional	11-23-2023	01-26-2024	41,348,740	0.59781	2023
(1)	At the Ordinary Shareholders’ Meeting held on April 28, 2021, the shareholders agreed to distribute a dividend with a debit against retained earnings from prior years to offset the impairment losses recognized by the subsidiary Enel Generación in 2020 (see Note 16.c.iv, Development during 2020).

Summary of Foreign Currency Translation Differences Attributable to Shareholders

	For the years ended December 31,
	12-31-2023	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	4,515,843	(4,083,680)	(7,729,810)
GNL Chile S.A.	1,998,444	1,459,238	1,598,641
Grupo Enel Green Power Chile	320,041,220	299,328,951	285,686,490
Enel X AMPCI Ebus Chile SpA	—	—	246,142
TOTAL	326,555,507	296,704,509	279,801,463

Summary of Other Reserves Within Equity

	01-01-2023	2023 Changes	12-31-2023
Detail of other reserves	ThCh$	ThCh$	ThCh$
Foreign currency translation differences	296,704,509	29,850,998	326,555,507
Cash flow hedges	(293,168,877)	(131,365,686)	(424,534,563)
Financial assets at fair value through other comprehensive income	1,802	(30)	1,772
Other miscellaneous reserves	(2,262,872,826)	6,975,493	(2,255,897,333)
TOTAL	(2,259,335,392)	(94,539,225)	(2,353,874,617)

	01-01-2022	2022 Changes	12-31-2022
Detail of other reserves	ThCh$	ThCh$	ThCh$
Foreign currency translation differences	279,801,463	16,903,046	296,704,509
Cash flow hedges	(391,523,134)	98,354,257	(293,168,877)
Financial assets at fair value through other comprehensive income	1,804	(2)	1,802
Other miscellaneous reserves	(2,275,701,545)	12,828,719	(2,262,872,826)
TOTAL	(2,387,421,412)	128,086,020	(2,259,335,392)

	01-01-2021	2021 Changes	12-31-2021
Detail of other reserves	ThCh$	ThCh$	ThCh$
Foreign currency translation differences	103,650,093	176,151,370	279,801,463
Cash flow hedges	(102,946,095)	(288,577,039)	(391,523,134)
Financial assets at fair value through other comprehensive income	1,783	21	1,804
Other miscellaneous reserves	(2,278,331,266)	2,629,721	(2,275,701,545)
TOTAL	(2,277,625,485)	(109,795,927)	(2,387,421,412)
a)	Foreing currency translation differences reserves: These reserves arise primarily from exchange differences relating to the translation of financial statements of the Company’s consolidated entities with functional currencies other than the Chilean peso (see Note 2.9).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5 and 3.h).
c)	Other miscellaneous reserves:

Summary of Non-controlling Interests

		Non-controlling Interests
		Equity		Profit (Loss)
	12-31-2023	12-31-2023	12-31-2022	2023	2022	2021
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0.91%	6,355,777	6,227,952	127,316	201,180	151,538
Enel Transmisión Chile S.A. (1)	0.91%	—	—	—	441,203	291,934
Enel Generación Chile S.A.	6.45%	151,219,559	133,643,846	32,630,554	38,554,346	7,480,423
Empresa Eléctrica Pehuenche S.A.	7.35%	11,753,423	12,839,546	10,855,794	13,741,749	7,717,216
Sociedad AgrÍcola de Cameros Ltda.	42.50%	2,137,425	2,305,275	(147,686)	194,687	52,068
Geotermica del Norte S.A.	15.41%	66,439,207	64,351,911	461,920	(1,408,970)	(760,576)
Parque Eólico Talinay Oriente S.A.	39.09%	76,728,440	72,215,503	2,606,244	5,155,807	609,150
Other		172,523	154,375	23,474	21,529	14,412
TOTAL		314,806,354	291,738,408	46,557,616	56,901,531	15,556,165

(1)See Note 2.4.1.i.

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity

	For the years ended
	2023	2022	2022
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Company restructuring reserve ("Division") (i)	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Enel Generation “Reorganization of Renewable Assets” (iv)	(910,437,224)	(910,437,224)	(910,437,224)
Reserves “Reorganization of Renewable Assets” (v)	(407,354,462)	(407,354,462)	(407,354,462)
Argentine hyperinflation (vi)	25,649,268	18,688,009	13,222,164
Other miscellaneous reserves (vii)	15,022,160	15,007,926	7,645,052
TOTAL	(2,255,897,333)	(2,262,872,826)	(2,275,701,545)
i)	Corporate restructuring reserve (Division): This represents the effect generated by the corporate reorganization of Enersis S.A. (currently Enel Américas), concluded in 2016, whereby the company divided its businesses between Chile and the rest of South America. The new company was called Enersis Chile (now Enel Chile), and was assigned the equity corresponding to the related business in Chile.
ii)	Reserves for transition to IFRS: In compliance with the provisions of Circular No. 456 by the CMF, the price-level restatement of accumulated paid-in capital has been incorporated in this category from the date of the Company’s transition to IFRS, i.e., January 1, 2004, through December 31, 2008.
iii)	Reserves for business combinations: These represent the effect generated by the purchases of interest under common control.
iv)	“Reorganization of Renewable Assets” Enel Generación Chile Takeover Reserve: This represents the difference between the carrying amount of non-controlling interest acquired as part of the tender offer aimed at acquiring all shares issued by the subsidiary Enel Generación Chile completed in March 16, 2018.
v)	“Reorganization of Renewable Assets” Reserve: This corresponds to the reserve constituted by the merger between Enel Green Power Latin América S.A. and Enel Chile on April 2, 2018. It represents the recognition of the difference produced by the capital increase in Enel Chile (corresponding to the market value of interest in Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin América S.A. equity that was incorporated under share capital in the equity distributable to the owners of Enel Chile, as a result of the merger.
vi)	Hyperinflation in Argentina: This corresponds to the calculated effect of the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
vii)	Other miscellaneous reserves: This reserve derives from transactions performed in prior years.